TAXES ON INCOME	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
TAXES ON INCOME

NOTE 13 - TAXES ON INCOME

A.	The Company is subject to income taxes under Israeli tax laws:

1.	The Israeli corporate tax rate was 23% in 2025, 2024 and 2023.

2.	As of December 31, 2025, the Company generated net operating losses of approximately $79,386, which may be carried forward and offset against taxable income in the future for an indefinite period.

3.	The Company is still in its development stage and has not generated significant revenues from its activities and has incurred substantial operating losses. Therefore, it is more likely than not that sufficient taxable income will not be available for the tax losses to be utilized in the foreseeable future. Therefore, a valuation allowance was recorded to cover the entire balance of the deferred tax assets.

4.	A reconciliation of the Company’s effective tax expense to the Company’s theoretical statutory tax benefit is as follows:

	December 31,
	2025	2024	2023
Loss before taxes on income, as reported in the statements of comprehensive loss	$11,100	$30,708	$11,148

Statutory tax rate	23%	23%	23%

Theoretical tax benefit	$2,553	$7,063	$2,564

Losses and other items for which a valuation allowance was provided or benefit from loss carry forwards	(2,553)	(7,063)	(2,564)

Income tax expenses	—	—	—

5.	The Company has no uncertain tax positions and foreign sources of income.